Loans - Delinquent Status of Modified Loans to Borrowers Experiencing Financial Difficulty (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2025	Sep. 30, 2024
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		¥ 222	¥ 196
Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		174	156
Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		28	24
Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		206	183
Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		4	4
Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	16	13
30-59 Days Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
30-59 Days Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	0	0
60-89 Days Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
60-89 Days Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	0	0
90 Days or More Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		9	3
90 Days or More Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	3
90 Days or More Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
90 Days or More Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	3
90 Days or More Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
90 Days or More Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
90 Days or More Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	6	0
Total Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		10	3
Total Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	3
Total Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Total Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		4	3
Total Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Total Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Total Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	6	0
Current
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		213	192
Current | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		171	152
Current | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		28	24
Current | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		203	180
Current | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Current | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		4	4
Current | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	¥ 10	¥ 13

[1]	The majority of total foreign consist of corporate.